Other Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Resale agreements, unfunded commitments	$ 11,000	$ 12,000
Purchase commitment [Member] | Debt securities [Member]
Other Commitments [Line Items]
Other commitment	18	18
Purchase commitment [Member] | Equity securities [Member]
Other Commitments [Line Items]
Other commitment	$ 2,400	$ 3,200